Credit Impairment Losses and Provisions	6 Months Ended
Jun. 30, 2022
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Losses and Provisions
5. CREDIT IMPAIRMENT LOSSES AND PROVISIONS
For the Half Year to

	30 June 2022	30 June 2021
	£m	£m
Credit impairment losses/(write-backs):
Loans and advances to customers	114	(33)
Recoveries of loans and advances, net of collection costs	(6)	(13)
Off-balance sheet exposures (See Note 24)	10	(24)
	118	(70)
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 24)	121	191
Releases for residual value and voluntary termination	(3)	(1)
	118	190
	236	120
In H122 and H121 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.